Interest in Master Trust for Norfolk Southern Corporation Common Stock (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table presents the net assets of the Master Trust:

	December 31, 2025		December 31, 2024
	Master Trust	Plan’s Interest	Master Trust	Plan’s Interest
	($ in thousands)

NS stock	$561,661	$254,024	$488,748	$214,746
Money market fund	582	263	2,003	879
Total investments at fair value	562,243	254,287	490,751	215,625

Due from brokers for securities sold	35	16	159	70
Due to brokers for securities purchased	(34)	(15)	(48)	(21)

Net assets	$562,244	$254,288	$490,862	$215,674
The following table presents the changes in net assets of the Master Trust:

Year ended
December 31,
2025
($ in thousands)

Net appreciation in fair value of investments	$110,179
Dividends and interest	10,866

Net investment gain	121,045

Net deductions	(49,663)

Increase in net assets	$71,382

Plan’s increase in net assets	$38,614